RELATED PARTY TRANSACTIONS - Related party transactions (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	2 Months Ended	9 Months Ended
	May 31, 2023 CNY (¥)	Sep. 30, 2024	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
RELATED PARTY TRANSACTIONS
Proceeds from loan from a related party					¥ 350,000
Interest expense by loan			¥ 323,850	$ 46,148	233,295
Percentage of related party interest rate	6.00%	3.85%
Shanghai Puping
RELATED PARTY TRANSACTIONS
Long-term loan to related parties			40,038		80,263
Shanghai Edge Interchange
RELATED PARTY TRANSACTIONS
Revenues			40		938
Long-term loan to related parties					1,000
Interest on Investment Income (Expenses)			19		32
Changzhou Gaoxin
RELATED PARTY TRANSACTIONS
Revenues			755
Proceeds from loan from a related party	¥ 350,000				350,000
Interest expense by loan			14,850		13,183
CYSD
RELATED PARTY TRANSACTIONS
Cost of goods and services sold					31,119
SH Shibei
RELATED PARTY TRANSACTIONS
Receipt of loans to a related party					9,800
Interest on Investment Income (Expenses)					(1,321)
Sanhe Mingtai
RELATED PARTY TRANSACTIONS
Cost of goods and services sold			20,102		17,366
Long-term loan to related parties			11,959		33,785
Receipt of loans to a related party			28,313
Related party transaction, Lease payment paid			¥ 38,513		10,801
Others
RELATED PARTY TRANSACTIONS
Cost of goods and services sold					¥ 2,224